Accrued liabilities and provisions (Details) $ in Millions	9 Months Ended
Sep. 30, 2023 COP ($)
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 12,756,494
Abandonment cost update	94,589
Additions and (recoveries)	402,513
Uses	(1,438,643)
Financial cost	380,806
Financial interest	629,901
Foreign currency translation	(344,566)
Transfers	94,960
Balance End Period	12,576,054
Current	1,043,342
Non-current	$ 11,532,712
Interest to be paid to the tax authority (as a percent)	50.00%
Abandonment and dismantling costs
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 10,006,028
Abandonment cost update	94,589
Additions and (recoveries)	(26,094)
Uses	(437,664)
Financial cost	356,336
Foreign currency translation	(176,860)
Balance End Period	9,816,335
Current	535,575
Non-current	9,280,760
Litigations
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	898,251
Abandonment cost update	0
Additions and (recoveries)	10,598
Uses	(772,390)
Financial cost	7,273
Financial interest	559,609
Foreign currency translation	(62,271)
Transfers	(22,245)
Balance End Period	618,825
Current	97,249
Non-current	521,576
Environmental contingencies and others
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	1,852,215
Abandonment cost update	0
Additions and (recoveries)	418,009
Uses	(228,589)
Financial cost	17,197
Financial interest	70,292
Foreign currency translation	(105,435)
Transfers	117,205
Balance End Period	2,140,894
Current	410,518
Non-current	$ 1,730,376